Assets pledged or assigned (Tables)	6 Months Ended
Jun. 30, 2012
Assets pledged or assigned
Assets pledged or assigned
Assets pledged or assigned
end of	6M12	2011

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	167,770	152,527

of which assets provided with the right to sell or repledge	97,898	96,922

Fair value of collateral received with the right to sell or repledge	382,437	373,794

of which sold or repledged	327,554	332,878